Short-term borrowings (Tables)	12 Months Ended
Dec. 31, 2018
Debt Disclosure [Abstract]
Schedule of Short-term Debt
The detail of short-term borrowings for the years 2018, 2017 and 2016 is presented in the following table:

(Dollars in thousands)	Federal Funds Purchased	Securities Sold Under Agreements to Repurchase	Trading Liabilities	Other Short-term Borrowings
2018
Average balance	$405,110	$713,841	$682,943	$1,046,585
Year-end balance	256,567	762,592	335,380	114,764
Maximum month-end outstanding	503,138	891,425	890,717	2,229,155
Average rate for the year	1.89%	1.40%	2.83%	1.82%
Average rate at year-end	2.50	1.66	3.21	2.48
2017
Average balance	$447,137	$578,666	$685,891	$554,502
Year-end balance	399,820	656,602	638,515	2,626,213
Maximum month-end outstanding	568,490	743,684	896,943	2,626,213
Average rate for the year	1.06%	0.72%	2.26%	1.28%
Average rate at year-end	1.48	0.64	2.22	1.44
2016
Average balance	$589,223	$425,452	$771,039	$198,440
Year-end balance	414,207	453,053	561,848	83,177
Maximum month-end outstanding	695,083	528,024	874,076	792,736
Average rate for the year	0.52%	0.08%	1.95%	0.67%
Average rate at year-end	0.73	0.08	2.46	0.96